Income Taxes (Income Tax Benefit Statutory Tax Rate) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Income Taxes
Income (loss) before income taxes	$ 1,966	¥ 13,688	¥ (18,554)	¥ (45,195)
Computed "expected" tax expense	(492)	(3,424)	(218)	(218)
Non-taxable income	295	2,055	131	131
Tax holiday	197	1,369	87	87
Tax effect of deferred tax and tax rates differential	(334)	(2,325)	(3,618)	(808)
Actual income tax benefit (expense)	$ (334)	¥ (2,325)	¥ (3,618)	¥ (808)